Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [abstract]
Schedule Of Inventories

	December 31,	December 31,
	2017	2016
Raw materials	$9,708	$9,441
Work-in-progress	4,866	7,537
Finished goods	590	230
Total inventories	$15,164	$17,208

Inventory Obsolescence Provision

	2017	2016
At January 1	$1,332	$1,232
Net increase in the provision	873	649
Writedowns during the period	(691)	(561)
Foreign exchange revaluation	20	12
At December 31,	$1,534	$1,332